United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-10625

(Investment Company Act File Number)

Federated Core Trust II, L.P.
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  11/30/08

Date of Reporting Period:  Quarter ended 8/31/08

Item 1.                      Schedule of Investments

Emerging Markets Fixed Income Core Fund

Portfolio of Investments

August 31, 2008 (unaudited)

Shares or Principal Amount	Value in U.S. Dollars

		COMMON STOCKS –0.0%
		Telecommunications & Cellular--0.0%
8,000	[1]	Satelites Mexicanos SA de CV, Class INS (IDENTIFIED COST $4,960,000)	$80,000
		CORPORATE BONDS –18.4%
		Banking –4.4%
$4,100,000	[2,3]	Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021	4,080,084
4,700,000	[2,3]	ICICI Bank Ltd., Note, Series 144A, 6.625%, 10/3/2012	4,687,742
1,200,000	[2,3]	Kazkommerts International BV, Company Guarantee, Series 144A, 8.00%, 11/3/2015	906,000
2,500,000	[2,3]	Turanalem Finance BV, Bank Guarantee, 8.50%, 2/10/2015	1,906,250
3,500,000	[2,3]	VTB Capital SA, Bond, 6.25%, 6/30/2035	3,157,875
		TOTAL	14,737,951
		Broadcast Radio & TV--1.3%
3,800,000		Grupo Televisa SA, Sr. Note, 8.50%, 3/11/2032	4,420,350
		Cable & Wireless Television--0.6%
4,034,094		Satelites Mexicanos SA, Sr. Note, 10.125%, 11/30/2013	2,037,217
		Container & Glass Products--2.0%
5,400,000		Vitro SA, Note, 11.75%, 11/1/2013	5,062,500
2,000,000		Vitro SA, Sr. Unsecd. Note, 9.125%, 2/1/2017	1,560,000
		TOTAL	6,622,500
		Metals & Mining --1.2%
3,850,000		Vale Overseas Ltd., 6.875%, 11/21/2036	3,787,053
		Oil & Gas--8.1%
10,850,000	[2,3]	Gazprom, Note, Series 144A, 8.625%, 4/28/2034	11,320,890
4,960,000	[2,3]	Gazprom, Note, Series 144A, 9.625%, 3/1/2013	5,479,560
7,109,500	[2,3]	Petrozuata Finance, Inc., Company Guarantee, Series 144A, 8.22%, 4/1/2017	7,411,653
1,318,664	[2,3]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	1,236,247
2,000,000	[2,3]	Transportadora de Gas de Sur SA, Series 144A, 7.875%, 5/14/2017	1,580,000
		TOTAL	27,028,350
		State/Provincial--0.3%
2,000,000,000	[2,3]	Bogota Distrito Capital, Sr. Note, Series 144A, 9.75%, 7/26/2028	893,451
		Utilities--0.5%
1,500,000	[2,3]	ISA Capital DO Brasil SA, Series 144A, 8.80%, 1/30/2017	1,605,000
		TOTAL CORPORATE BONDS (IDENTIFIED COST $65,327,676)	61,131,872
		FLOATING RATE LOANS –1.6%[4]
1,866,667		Carolbrl, 6.561%, 9/30/2010	1,857,333
3,500,000		National Factoring Co., 4.625%, 1/3/2009	3,469,375
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $5,352,838)	5,326,708
		GOVERNMENTS/AGENCIES--74.7%
		Government Agency--0.5%
1,500,000	[2,3]	Banco Nacional de Desenvolvimento Economico e Social, Unsub., 6.369%, 6/16/2018	1,518,750
		Sovereign--74.2%
1,060,000		Argentina, Government of, 12.00%, 6/19/2031	270,300
2,000,000		Argentina, Government of, Note, 1.00%, 12/15/2035	202,900
5,997,092		Argentina, Government of, Note, 8.28%, 12/31/2033	4,482,826
1,450,000		Brazil Nota Do Tesouro Nacional, Note, 6.00%, 5/15/2015	1,443,755
13,000,000		Brazil Nota Do Tesouro Nacional, Note, 10.00%, 1/1/2012	7,284,626
4,015,000		Brazil, Government of, 6.00%, 1/17/2017	4,108,549
7,510,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	9,375,484
6,500,000		Brazil, Government of, Note, 8.00%, 1/15/2018	7,270,250
3,500,000		Colombia, Government of, 7.375%, 9/18/2037	3,854,375
6,800,000,000		Colombia, Government of, 9.85%, 6/28/2027	3,254,614
8,600,000		Colombia, Government of, Note, 7.375%, 1/27/2017	9,475,480
3,250,000		El Salvador, Government of, Bond, 8.25%, 4/10/2032	3,510,000
1,750,000	[2,3]	Guatemala, Government of, Note, 9.25%, 8/1/2013	1,981,875
3,200,000	[2,3]	Indonesia, Government of, 8.50%, 10/12/2035	3,440,000
18,800,000		Nota Do Tesouro Nacional, 6.00%, 8/15/2010	19,293,414
7,100,000		Nota Do Tesouro Nacional, Note, 10.00%, 1/1/2017	3,665,037
3,495,000		Peru, Government of, 6.55%, 3/14/2037	3,595,132
7,380,000		Philippines, Government of, 9.00%, 2/15/2013	8,320,950
7,250,000		Republic of Ecuador, 10.00%, 8/15/2030	6,416,250
22,704,250	[2,3]	Russia, Government of, Unsub., 7.50%, 3/31/2030	25,298,211
8,636,643		Turkey, Government of, 10.00%, 2/15/2012	7,148,597
10,000,000		Turkey, Government of, 14.00%, 9/26/2012	7,491,980
4,300,000		Turkey, Government of, 6.75%, 4/3/2018	4,310,750
8,320,000		Turkey, Government of, 6.875%, 3/17/2036	7,789,600
6,650,000		Turkey, Government of, 7.00%, 9/26/2016	6,841,188
5,650,000		Turkey, Government of, Note, 7.375%, 2/5/2025	5,727,688
600,000		Ukraine, Government of, Bond, 7.65%, 6/11/2013	577,260
22,000,000		United Mexican States, Note, 5.625%, 1/15/2017	22,270,600
3,600,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	3,815,100
14,450,000		Venezuela, Government of, 10.75%, 9/19/2013	14,955,750
34,450,000		Venezuela, Government of, 9.375%, 1/13/2034	30,143,750
11,750,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	9,015,188
		TOTAL	246,631,479
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $254,529,347)	248,150,229
		MUTUAL FUND--3.3%
11,024,568	[5,6]	Prime Value Obligations Fund, Institutional Shares, 2.56% (AT NET ASSET VALUE)	11,024,568
		TOTAL INVESTMENTS –98.0% (IDENTIFIED COST $341,194,429)[7]	325,713,377
		OTHER ASSETS AND LIABILITIES –NET –2.0%[8]	6,771,643
		TOTAL NET ASSETS –100%	$332,485,020

At August 31, 2008, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
Contracts Purchased:
9/15/2008	1,234,412,300 Chilean Peso	$2,503,879	$2,403,528	$(100,351)
9/15/2008	710,525,000 Chilean Peso	$1,465,000	$1,383,465	$ (81,535)
4/29/2009	25,519,841 Chinese Yuan	$3,968,254	$3,799,390	$(168,864)

UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(350,750)

At August 31, 2008, the Fund had the following open swap contracts:

Credit Default Swap Counterparty	Reference Entity	Buy/Sell	Pay/Receive Fixed Rate	Expiration Date	Notional Amount	Value
Deutsche Bank Securities, Inc.	Government of Venezuela	Sell	5.26%	6/20/2013	7,000,000	$ (43,162)

At August 31, 2008, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1U.S. Treasury Notes 10-Year Short Futures	126	$14,553,000	December 2008	$19,282

Net Unrealized Appreciation/Depreciation on Foreign Exchange Contracts, Futures Contract and Value of Swap Contracts is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2008, these restricted securities amounted to $76,503,588, which represented 23.0% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At August 31, 2008, these liquid restricted securities amounted to $76,503,588, which represented 23.0% of total net assets.

4
The rate shown represents a weighted average coupon rate on settled positions at period end. Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus premium.

5	Affiliated company.
6	7-Day net yield.
7
At August 31, 2008, the cost of investments for federal tax purposes was $342,063,523. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates, futures contracts and swap contracts was $16,350,146. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,723,167 and net unrealized depreciation from investments for those securities having an excess of cost over value of $20,073,313.

8	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at August 31, 2008.

Investment Valuation

 In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Directors have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Directors have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of August 31, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 11,024,568	$(331,468)
Level 2 – Other Significant Observable Inputs	$314,688,809	$(43,162)
Level 3 – Significant Unobservable Inputs	---	---
Total	$325,713,377	$(374,630)

* Other financial instruments include foreign exchange contracts, futures contracts and swap contracts.

The following acronym is used throughout this portfolio:

INS	--Insured

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Core Trust II, L.P.

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer
Date	October 22, 2008

By	/S/ Richard A. Novak
Richard A. Novak, Principal Financial Officer
Date	October 22, 2008